J.P. MORGAN SPECIALTY FUNDS

JPMORGAN TRUST I

JPMorgan Research Market Neutral Fund

(All Share Classes)

(the “Fund”)

Supplement dated July 29, 2025

to the current Summary Prospectuses, Prospectus,

and Statement of Additional Information, as supplemented

Portfolio Manager Retirement during the third quarter of 2026. Steven Lee has announced his retirement from J.P. Morgan Investment Management Inc. during the third quarter of 2026. Mr. Lee will continue to serve on the portfolio management team of the JPMorgan Research Market Neutral Fund until his retirement. In anticipation of Mr. Lee’s retirement, effective immediately, Susan Bao, Timothy Woodhouse and Andrew Stern are added as portfolio managers for the Fund, and upon Mr. Lee’s retirement the current portfolio managers, David Small, Danielle Hines, Susan Bao, Timothy Woodhouse and Andrew Stern will continue to be responsible for the day-to-day management of the Fund.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven Lee*	2014	Managing Director
David Small	2023	Managing Director
Danielle Hines	2023	Managing Director
Susan Bao	2025	Managing Director
Timothy Woodhouse	2025	Managing Director
Andrew Stern	2025	Executive Director

*

Mr. Lee has announced his retirement from the adviser during the third quarter of 2026. Mr. Lee will continue to serve on the portfolio management team of the Fund until his retirement, and upon his retirement the current portfolio managers, Mr. Small, Ms. Hines, Ms. Bao, Mr. Woodhouse and Mr. Stern will continue to be responsible for the day-to-day management of the Fund.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of the Prospectus is deleted in its entirety and replaced with the following:

In their capacity as portfolio managers, Steven G. Lee, Managing Director of JPMIM, David Small, Managing Director of JPMIM, Danielle Hines, Managing Director of JPMIM and CFA charterholder, Susan Bao, Managing director of JPMIM and CFA charterholder, Timothy Woodhouse, Managing Director of JPMIM and CFA charterholder, and Andrew Stern, Executive Director of JPMIM and CFA charterholder, work with the U.S. Equity Group to manage the portfolio construction processes for the Fund. Mr. Lee has been a portfolio manager since 2014 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM or one of its affiliates (or one of their predecessors) since 2004. Mr. Small has been a portfolio manager in the U.S. Equity Group since July 2016 and is the Director of U.S. Equity Research at J.P. Morgan Asset Management. Mr. Small has been an employee of JPMIM or its affiliates (or one of their predecessors) since 2005. Ms. Hines has been a portfolio manager in the U.S. Equity Group since December 2023 and is the Associate Director of U.S. Equity Research at J.P. Morgan Asset Management. Ms. Hines has been an employee of JPMIM or its affiliates (or one of their predecessors) since 2011. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2001 and has been employed by the firm since 1997. Mr. Stern is a portfolio manager in the U.S. Equity Group and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 2008. Mr. Woodhouse, is a portfolio manager within the J.P. Morgan Asset Management Global Equity Group and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 2008.

Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Mr. Lee will continue to serve on the portfolio management team of the Fund until his retirement, and upon his retirement the current

SUP-RMN-PM-725

portfolio managers, Danielle Hines, David Small, Susan Bao, Timothy Woodhouse and Andrew Stern will assume full authority of the day-to-day management of the Fund.

Effective immediately, the table in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

The following table shows information regarding the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager of the Fund as of June 30, 2025:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Steven Lee*	1	3,340,574	4	13,119,709	1	622,107
David Small	2	11,968,437	4	3,006,711	19	8,017,740
Danielle Hines	2	11,968,437	4	3,006,711	19	8,017,740
Susan Bao	1	3,340,574	4	13,119,709	1377	2,137,249
Timothy Woodhouse	0	0	7	21,782,266	8	5,567,295
Andrew Stern	7	30,603,394	3	1,869,727	0	0

*	Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Until his retirement, Mr. Lee will continue to serve on the portfolio management team.

The following table shows information regarding the other accounts managed by each portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of June 30, 3025:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Steven Lee*	0	0	0	0	1	1,684,841
David Small	0	0	0	0	6	5,707,303
Danielle Hines	0	0	0	0	6	5,707,303
Susan Bao	0	0	0	0	0	0
Timothy Woodhouse	0	0	0	0	0	0
Andrew Stern	0	0	0	0	0	0

*	Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Until his retirement, Mr. Lee will continue to serve on the portfolio management team.

In addition, effective immediately, the table in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Research Market Neutral Fund
Steven Lee*							X
David Small						X
Danielle Hines				X
Susan Bao**							X
Timothy Woodhouse**	X
Andrew Stern**			X

*	Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Until his retirement, Mr. Lee will continue to serve on the portfolio management team.
**	As of 6/30/25

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE